As filed with the Securities and Exchange Commission on June 27, 2014

  File No. 333-115212
  File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  PRE-EFFECTIVE AMENDMENT NO.  ☐

  POST-EFFECTIVE AMENDMENT NO. 20  ☒

and/or
  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 218  ☒

Protective Variable Annuity
Separate Account

(Exact Name of Registrant)

Protective Life Insurance Company

(Name of Depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Depositor's Principal Executive Offices)

(205) 268-1000

(Depositor's Telephone Number, including Area Code)

MAX BERUEFFY, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

ELISABETH M. BENTZINGER, Esquire

Sutherland Asbill & Brennan LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

(202) 383-0158

It is proposed that this filing will become effective (check appropriate box):

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☐  On September 1, 2014 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☒  On September 1, 2014 pursuant to paragraph a(1) of Rule 485

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Supplement Dated September 1, 2014
to
Prospectus Dated May 1, 2014

For
Protective Rewards II Variable Annuity Contracts

Issued by
Protective Life Insurance Company
Protective Variable Annuity Separate Account

This Supplement clarifies and amends certain information contained in your variable annuity product prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Increase in SecurePay Rider Fee

Effective [September 5, 2014], we will increase the current fee for the SecurePay rider, a Guaranteed Lifetime Withdrawal Benefit rider under your Contract. The maximum fee will not change.

Increase in Current Fee. Accordingly, the following table sets forth the new current fee for the SecurePay rider:

Monthly SecurePay Fee (as an annualized percentage of the Benefit Base on each Monthly
Anniversary Day, beginning with the 1st Monthly Anniversary Day following election of the rider)

	Maximum	Current ([Effective 9/5/14])*
SecurePay riders issued on or after October 1, 2011:
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.20%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime option	1.60%	1.30%
SecurePay riders issued on or after May 1, 2010 and before October 1, 2011:
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.20%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime option	1.60%	1.30%
SecurePay riders issued on or after May 1, 2009 and before May 1, 2010:
Purchase of SecurePay rider at time of Contract Purchase	0.95%	0.80%
Purchase of SecurePay rider under RightTime option	0.95%	0.90%
Purchase of SecurePay rider with SecurePay R72 Benefit at time of Contract Purchase	1.40%	1.20%
Purchase of SecurePay rider with SecurePay R72 Benefit under RightTime option	1.60%	1.30%
SecurePay riders before May 1, 2009:
SecurePay rider	0.95%	0.80%
SecurePay rider with SecurePay R72 Benefit	1.40%	1.20%
SecurePay rider with SecurePay GMAB	1.30%	0.95%
SecurePay rider with SecurePay R72 Benefit and SecurePay GMAB	1.70%	1.35%

*  The increase in the current SecurePay Fee will not be imposed on Owners who elected not to pay a prior increase in the fee that became effective on February 16, 2009.

This information replaces the current fee information for the SecurePay rider as disclosed in the Periodic Charges fee table in your Prospectus, as well as the current SecurePay Fee set forth in the Guaranteed Lifetime Withdrawal Benefits and the Charges and Deductions sections of your Prospectus.

Example of Charges. The following section replaces the "Example of Charges" section following the fee table in your Prospectus for Contracts purchased on or after May 1, 2005. Please see the Prospectus for the Example of Charges for Contract purchased before May 1, 2005.

Example of Charges

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples show the costs of investing in the Contract, including owner transaction expenses, the annual contract maintenance fee, Variable Account Charges as of October 1, 2011, and both maximum and minimum total Annual Fund Operating Expenses. The first example assumes that you purchased the Protective Income Manager rider under the RightTime option at the maximum and current charges. The maximum charge of 2.20% for the Protective Income Manager rider under the RightTime option is the highest maximum charge under any Guaranteed Lifetime Withdrawal Benefit. The second example assumes you purchased the SecurePay rider with the SecurePay R72 Benefit under the RightTime option at the maximum and current charges. The current charge of 1.30% for the SecurePay rider with the SecurePay R72 Benefit under the RightTime

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option plus Variable Account Charges as of October 1, 2011 represent the highest combination of total current charges with any Guaranteed Lifetime Withdrawal Benefit. The third example assumes that you have not purchased either the SecurePay rider or the Protective Income Manager rider. The examples do not include any persistency reward. The first examples assume that the Return of Purchase Payments Death Benefit is in effect (the Maximum Anniversary Value Death Benefit is not available with the Protective Income Manager rider). The second and third examples assume that the Maximum Anniversary Value Death Benefit is in effect. All examples assume that all Contract Value is allocated to the Variable Account. Please note that while election of the Protective Income Manager rider with the Return of Purchase Payments Death Benefit is assumed in the first example, under certain circumstances, the SecurePay rider with the SecurePay R72 Benefit and the Maximum Anniversary Value Death Benefit (as assumed in the second example) may be more expensive, depending on the current rider charge, the oldest Owner's age, and/or the Net Amount at Risk. The examples do not reflect transfer fees or premium taxes, which may range up to 3.5% depending on the jurisdiction.

The examples assume that you invest $10,000 in the Contract for the periods indicated. The examples also assume that your investment has a 5% return each year.

(1)  If you purchased the Protective Income Manager rider:

If you surrender the Contract at the end of the applicable time period:

(a)  With Protective Income Manager rider selected under RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,177	2,177	3,084	5,420
Minimum Fund Expenses	1,059	1,832	2,520	4,364

(b)  With Protective Income Manager rider selected under RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,074	1,878	2,595	4,505
Minimum Fund Expenses	955	1,525	2,012	3,373

If you annuitize* or remain invested in the Contract at the end of the applicable time period:

(a)  With Protective Income Manager rider selected under RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	551	1,647	2,735	5,420
Minimum Fund Expenses	424	1,281	2,148	4,364

(b)  With Protective Income Manager rider selected under RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	441	1,330	2,226	4,505
Minimum Fund Expenses	313	955	1,618	3,373

(2)  If you purchased the SecurePay rider with the SecurePay R72 Benefit:

If you surrender the Contract at the end of the applicable time period:

(a)  With the SecurePay rider with the SecurePay R72 Benefit selected under RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,139	2,099	3,016	5,652
Minimum Fund Expenses	1,019	1,745	2,430	4,522

(b)  With the SecurePay rider with the SecurePay R72 Benefit selected under RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	1,111	2,010	2,860	5,287
Minimum Fund Expenses	991	1,655	2,269	4,136

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If you annuitize* or remain invested in the Contract at the end of the applicable time period:

(a)  With the SecurePay rider with the SecurePay R72 Benefit selected under RightTime option (reflecting the maximum charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	510	1,564	2,665	5,652
Minimum Fund Expenses	382	1,188	2,054	4,522

(b)  With the SecurePay rider with the SecurePay R72 Benefit selected under RightTime option (reflecting the current charge):

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	480	1,470	2,502	5,287
Minimum Fund Expenses	352	1,093	1,886	4,136

(3)  If you have not purchased either the SecurePay rider or the Protective Income Manager rider:

If you surrender the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	990	1,631	2,189	3,726
Minimum Fund Expenses	870	1,269	1,577	2,475

If you annuitize* or remain invested in the Contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
Maximum Fund Expenses	352	1,068	1,803	3,726
Minimum Fund Expenses	222	683	1,165	2,475

*  You may not annuitize your Contract within 3 years after we accept a Purchase Payment. For more information, see "ANNUITY PAYMENTS, Annuity Commencement Date, Changing the Annuity Commencement Date". Neither the death benefit fee nor the SecurePay Fee apply after the Annuity Commencement Date.

Please remember that the examples are an illustration and do not guarantee the amount of future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% rate of return assumed in the examples.

For SecurePay Riders Issued Before [September 5, 2014]. If you purchased the SecurePay rider before [September 5, 2014], you may elect not to pay this increased SecurePay Fee. We have provided separate notification to you of this increase, which will include instructions for declining the increased SecurePay Fee.

If you accept the increased fee, there is no need to do anything further. We will apply the increase to your rider on the above referenced effective date.

If you elect not to pay the increased SecurePay Fee:

•  Your SecurePay rider will not terminate, and you will continue to be assessed your current SecurePay Fee.

•  Your Benefit Base will be capped at its then current value (i.e., your SecurePay Anniversary Value will be reset to $0) and you will give up the opportunity for any future increases in the Benefit Base if your Contract Value exceeds your Benefit Base on subsequent Contract Anniversaries.

•  If you own the SecurePay rider with the SecurePay R72 Benefit, we also will no longer calculate the SecurePay Roll-up Value when determining your Benefit Base. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional SecurePay Roll-up Values...

•  If you purchased a SecurePay rider before May 1, 2009 and you purchased the SecurePay GMAB, you also will not be permitted to "step-up" the GMAB Guaranteed Amount or repurchase the SecurePay GMAB following its termination if you elect not to pay the increase in your SecurePay Fee. You will continue to be assessed your current SecurePay Fee, even though you will no longer be entitled to additional "step-ups" of the GMAB Guaranteed Amounts or repurchase the SecurePay GMAB following its termination.

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For Owners Who Declined a Prior SecurePay Fee Increase. If you own a SecurePay rider and you previously declined an increase in the current SecurePay Fee that became effective on February 16, 2009, we will not apply the increased SecurePay Fee described in this supplement to your rider.

* * *

For more information on the SecurePay rider, please refer to your Guaranteed Minimum Withdrawal Benefit rider and your Prospectus, especially the Guaranteed Lifetime Withdrawal Benefits section and, for SecurePay riders with the SecurePay GMAB, Appendix F: SecurePay GMAB (Not Available On or After May 1, 2009).

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EXPLANATORY COMMENT

The prospectus included in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File Nos. 333-115212 and 811-8108) filed on April 30, 2014 is incorporated herein by reference.

PART B

INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION

EXPLANATORY COMMENT

The statement of additional information included in Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File Nos. 333-115212 and 811-8108) filed on April 30, 2014 is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)  Financial Statements:

All required financial statements are included in Part A and Part B of this Registration Statement.

(b)  Exhibits:

1.  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account(2)

2.  Not applicable

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account(2)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and broker-dealers(2)

(c)  Distribution Agreement between IDI and PLICO.(24)

(d)  Second Amended Distribution Agreement between IDI and PLICO(25)

4.  (a)  Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(b)  Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(c)  Participant Certificate for Use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract — All Allocation Options(8)

(d)  Variable Account Annual Bonus Endorsement(10)

(f)  Guaranteed Account Endorsement(8)

(g)  Return of Purchase Payments Death Benefit Rider(8)

(h)  Asset-Based Fee Endorsement(9)

(i)  Net Amount at Risk Fee Endorsement(9)

(j)  Minimum Annuitization Value Endorsement(8)

(k)  Annuitization Bonus Endorsement(8)

(l)  Contract Schedule for Individual Contracts(8)

(m)  Annual Ratchet Death Benefit Endorsement(10)

(n)  Benefit Based Fee Endorsement(10)

(o)  DCA Fixed Accounts Endorsement(10)

(p)  Fixed Account Endorsement(10)

(q)  Form of Guaranteed Minimum Withdrawal Benefit Rider(12)

(r)  Form of Enhanced GMWB Withdrawal Percentage for Certain Medical Conditions Endorsement(12)

(s)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with Annual Roll-up(14)

(t)  Guaranteed Minimum Accumulation Benefit Rider(14)

(u)  Nursing Home Endorsement for the Guaranteed Minimum Withdrawal Benefit(15)

(v)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with SecurePay R72(17)

(w)  Lifetime Guaranteed Minimum Withdrawal Benefit Rider with SecurePay Annual Step-Up(17)

(x)  Protective Income Manager Rider(20)

(y)  Revised Protective Income Manager Rider(22)

(z)  Revised Protective Income Manager Rider (September, 2011)(23)

5.  (a)  Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract(8)

(b)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(14)

(c)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(16)

(d)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(20)

(e)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(22)

(f)  Revised Contract Application for Individual or Group Flexible Premium Deferred Variable and Fixed Annuity Contract(24)

6.  (a)  Charter of Protective Life Insurance Company.(1)

(b)  By-Laws of Protective Life Insurance Company.(1)

(c)  2002 Amended and Restated Charter of Protective Life Insurance Company(14)

(d)  2002 Amended and Restated By-Laws of Protective Life Insurance Company(14)

(e)  2011 Amended and Restated Charter of Protective Life Insurance Company(24)

(f)  2011 Amended and Restated Bylaws of Protective Life Insurance Company(24)

7.  Form of Reinsurance Agreement between Protective Life Insurance Company and Connecticut General Life Insurance Company.(4)

8.  (a)  Participation Agreement (Oppenheimer Variable Account Funds)(3)

(b)  Participation Agreement (MFS Variable Insurance Trust)(3)

(c)  ParticipationAgreement (Calvert Group, formerly Acacia Capital Corporation)(3)

(d)  Participation Agreement (Van Eck Worldwide Insurance Trust)(5)

(e)  Participation Agreement (Van Kampen Life Investment Trust)(6)

(f)  Participation Agreement (Lord Abbett Series Fund)(7)

(g)  Participation Agreement for Class II Shares (Van Kampen)(4)

(h)  Form of Participation Agreement for Service Class Shares (Oppenheimer Variable Account Funds)(4)

(i)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.)(4)

(j)  Form of Amended and Restated Participation Agreement (MFS Variable Insurance Trust)(4)

(k)  Form of Participation Agreement (Goldman Sachs Variable Insurance Trust)(8)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust)(21)

(l)  Participation Agreement (Fidelity Variable Insurance Products)(10)

(m)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products)(11)

(n)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust)(11)

  (i)  Amendment to Participation Agreement re Summary Prospectus (Franklin Templeton Variable Insurance Products Trust)(21)

(o)  Rule 22c-2 Shareholder Information Agreement (Calvert Group)(13)

(p)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products)(13)

(q)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust)(13)

(r)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust)(13)

(s)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund)(13)

(t)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust)(13)

(u)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds)(13)

(v)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.)(13)

(w)  Form of Rule 22c-2 Shareholder Information Agreement (Van Eck Worldwide Insurance Trust)(13)

(x)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust)(13)

(y)  Participation Agreement (Legg Mason)(18)

(z)  Participation Agreement (PIMCO)(18)

  (i)  Form of Novation of and Amendment to Participation Agreement (PIMCO)(21)

  (ii)  Form of Amendment to Participation Agreement re Summary Prospectuses (PIMCO)(21)

(aa)  Participation Agreement (Royce Capital)(18)

(bb)  Rule 22c-2 Information Sharing Agreement (Royce)(18)

(cc)  Participation Agreement (AIM Variable Insurance Funds (Invesco Variable Insurance Funds))(21)

9.  Opinion and Consent of Max Berueffy(19)

10.  (a)  Consent of Sutherland, Asbill & Brennan, LLP(27)

(b)  Consent of PricewaterhouseCoopers LLP(27)

11.  No financial statements will be omitted from Item 23

12.  Not applicable

13.  Not applicable

14.  Powers of attorney(26)

(1)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to Post-Effective Amendment No. 47 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(5)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.

(6)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.

(7)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(8)  Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(9)  Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on May 3, 2004.

(10)  Incorporated herein by reference to Pre-Effective Amendment No.1 to the Form N-4 Registration Statement (File No. 333-107331), filed with the Commission on November 26, 2003.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on April 28, 2006.

(12)  Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-116813), filed with the Commission on March 2, 2007.

(13)  Incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 33-70984), filed with the Commission on April 27, 2007.

(14)  Incorporated herein by reference to Post-Effective Amendment No.7 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on January 3, 2008.

(15)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on February 29, 2008.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-145621), filed with the Commission on November 24, 2008.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on April 29, 2009.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(19)  Incorporated herein by reference to Post-Effective Amendment No. 10 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on April 30, 2009.

(20)  Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on February 28, 2011.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on April 27, 2011.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on June 17, 2011.

(24)  Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(25)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 25, 2014.

(26)  Incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-115212), filed with the Commission on April 30, 2014.

(27)  To be filed by amendment.

Item 25. Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
John D. Johns	Chairman of the Board, Chief Executive Officer, President, and Director
Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director
Carl S. Thigpen	Executive Vice President and Chief Investment Officer
Deborah J. Long	Executive Vice President, General Counsel and Secretary
Michael G. Temple	Executive Vice President and Chief Risk Officer
John Sawyer	Senior Vice President and Chief Distribution Officer
Lance Black	Senior Vice President and Treasurer
Scott Karchunas	Senior Vice President, Asset Protection Division
Wayne E. Stuenkel	Senior Vice President and Chief Actuary
Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer
Phil Passafiume	Senior Vice President and Director of Fixed Income
Nancy Kane	Senior Vice President, Acquisitions and Corporate Development
Robert R. Bedwell III	Senior Vice President, Mortgage Loans
Frank Sottosanti	Senior Vice President and Chief Marketing Officer
Mark Cyphert	Senior Vice President, Chief Information and Operations Officer
Aaron C. Seurkamp	Senior Vice President, Life Sales
Stephane Goyer	Senior Vice President and Head of Insurance Risk
Steve M. Callaway	Senior Vice President and Senior Associate Counsel
David M. Loper	Senior Vice President and Senior Associate Counsel
Barrie B. Stokes	Senior Vice President and Senior Associate Counsel
Richard J. Kurtz	Senior Vice President, Dealer Sales, APD

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2013 (File No. 1-11339) filed with the Commission on February 28, 2014.

Item 27. Number of Contractowners.

As of May 31, 2014, there were 7,881 contract owners of ProtectiveRewards® II individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28. Indemnification of Directors and Officers.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter.

(a)  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Life Separate Account and Variable Annuity Account A of Protective Life.

(b)  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President and Director	Vice President, New Business Operations, Life and Annuity Division
Barry K. Brown	Assistant Secretary	Second Vice President, LLC Commissions
Letitia Morsch	Assistant Secretary	Second Vice President, Annuity and VUL Administration
Steve M. Callaway	Chief Compliance Officer, Secretary and Director	None
Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II
Carol Majewski	Assistant Compliance Officer	Director I, Compliance Officer
Joseph F. Gilmer	Chief Financial Officer and Director	Assistant Vice President, Annuity Financial Reporting
Lawrence J. Debnar	Assistant Financial Officer	Vice President, Financial Reporting
Rayburn Tennant	Assistant Financial Officer	None

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 30. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. Management Services.

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings.

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP- 6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

(e)  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement has duly caused this amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on June 27, 2014.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:  *

  John D. Johns, President
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY

By:  *

  John D. Johns, President
  Protective Life Insurance Company

As required by the Securities Act of 1933, this amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
* John D. Johns	Chairman of the Board, President and Director (Principal Executive Officer)	June 27, 2014
* Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	June 27, 2014
* Steven G. Walker	Senior Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	June 27, 2014
* Carl S. Thigpen	Executive Vice President, Chief Investment Officer and Director	June 27, 2014
*By: /s/ MAX BERUEFFY Max Berueffy Attorney-in-fact		June 27, 2014